UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [   ]  is a restatement.
                                       [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        FLETCHER ASSET MANAGEMENT, INC.
Address:     452 Fifth Avenue
             HSBC Tower, 29th Floor
             NEW YORK, NEW YORK  10018

Form 13F File Number: 28-3480

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        PETER ZAYFERT
Title:       EXECUTIVE VICE PRESIDENT
Phone:       (212) 284-4800

Signature, Place, and Date of Signing:


/s/ Peter Zayfert
----------------------------   ------------------------  ---------------------
    PETER ZAYFERT                 NEW YORK, NEW YORK       August 11, 2006
    EXECUTIVE VICE PRESIDENT


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            1

Form 13F Information Table Entry Total:                       21

Form 13F Information Table Value Total:                       $69,050
                                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.      Form 13F File Number      Name

         1        28-10204                  FLETCHER INTERNATIONAL, LTD.


                                                   FORM 13F INFORMATION TABLE

                                                      Fair       Shares                                        Voting Authority
                                                      Market       or                                        -------------------
                              Title of      CUSIP     Value     Principal  SH/   Put/  Investment   Other     (A)    (B)     (C)
      Name of Issuer           Class       Number    (x$1,000)   Amount    PRN   Call  Discretion  Managers  Sole   Shared  None
      --------------        ----------     ------    ---------   ------    ---   ----  ----------  --------  ----   ------  ----

Allied Waste Industries,     COM PAR       019589308        83       7,300  SH           Defined      1        X
  Inc.                       $.01NEW
Helix Energy Solutions       COM           42330P107    13,977     346,318  SH           Defined      1        X
  Group
Casella Waste Systems, Inc.  CL A          147448104        94       7,200  SH           Defined      1        X
Champion Enterprises, Inc.   COM           158496109        88       8,000  SH           Defined      1        X
Devry, Inc.                  COM           251893103       134       6,100  SH           Defined      1        X
Euronet Worldwide, Inc.      COM           298736109       127       3,300  SH           Defined      1        X
Ishares Lehman Agg Bond      LEHMAN AGG    464287226        82         842  SH           Defined               X
  Fund                       BND
ITT Educational Services,    COM           45068B109       145       2,200  SH           Defined      1        X
  Inc.
Newpark Resources, Inc.      COM PAR       651718504        86      14,000  SH           Defined      1        X
                             $.01NEW
Oceaneering International,   COM           675232102       330       7,200  SH           Defined      1        X
  Inc.
Oil Service HOLDRS Trust     PUT           678002106    17,333     116,000  SH    PUT    Defined      1        X
Oil Service HOLDRS Trust     DEPOSTRY      678002106    33,135     221,760  SH           Defined      1        X
                             RCPT
Oil States International,    COM           678026105       233       6,800  SH           Defined      1        X
  Inc.
Plug Power, Inc.             COM           72919P103        68      14,500  SH           Defined      1        X
SPDR Trust Series I          UNIT SER 1    78462F103     1,744      13,700  SH           Defined      1        X
SPDR Trust Series I          UNIT SER 1    78462F103        58         455  SH           Defined               X
Superior Energy Services,    COM           868157108       356      10,500  SH           Defined      1        X
  Inc.
Tetra Tech, Inc.             COM           88162G103        71       4,000  SH           Defined      1        X
TRC Companies, Inc.          COM           872625108       459      43,573  SH           Defined      1        X
Waste Connections, Inc.      COM           941053100       142       3,900  SH           Defined      1        X
W-H Energy Services, Inc.    COM           92925E108       305       6,000  SH           Defined      1        X
